Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis (Details) - Nonrecurring basis - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	$ 673	$ 0
Foreclosed assets held for sale	2,540	120
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	673	0
Foreclosed assets held for sale	$ 2,540	$ 120